July 15, 2019

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	RiverPark Funds Trust (“Registrant”) (File No. 333-167778) on behalf of RiverPark Floating Rate CMBS Fund (“Fund”), a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, enclosed herewith please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant as it pertains to the Fund’s prospectus. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the prospectus that was included in Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, which was filed with the Securities and Exchange Commission electronically on January 28, 2019, and supplemented on March 13, 2019, March 21, 2019 and July 9, 2019 pursuant to Rule 497.

Sincerely,

/s/ Margaret M. Murphy

1271 Avenue of the Americas New York, NY 10020

www.BlankRome.com

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